Selected Statement of Operations Data - Financial Expenses, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Interest:
In respect of bank deposits and marketable securities	$ 1,465	$ 3,042		$ 1,834
Other	39	58		83
Income	1,504	3,100		1,917
Interest:
Bank loan	1,227	3,411		4,710
Costs relating to factoring of letters of credits and promissory notes	71	122		417
Net loss from sale of marketable securities				395
Marketable securities and bonds premium/ discount amortization	554	588	[1]
Currency translation adjustments		860
Non-Dollar transaction losses - net	168	2,545		2,072
Bank charges and other	675	694		910
Expenses	2,695	8,220		8,504
Income (Expense)	$ (1,191)	$ (5,120)	[1]	$ (6,587)	[1]

[1]	See Note 1a(ii).